Significant Accounting Policies - Accounting Pronouncements Adopted (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ equity	$ 11,133,341		$ 6,400,723	$ 3,015,734
Reclassification to long-term liabilities	1,504,098		923,850
Additional Paid-In Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ equity	161,074		261,436	62,628
Retained Earnings (Accumulated Deficit)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ equity	$ 2,938,142		15,285	$ (304,224)
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ equity			(150,612)
Reclassification to long-term liabilities		$ 158,810
Cumulative Effect, Period of Adoption, Adjustment | Additional Paid-In Capital
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ equity		(158,810)	(158,810)
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings (Accumulated Deficit)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shareholders’ equity		$ 8,198	$ 8,198